Inventories, Net - Schedule of Movement of Inventory Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movement of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 83,889	$ 100,785
Addition	11,858	19,982
Write-offs	(6,589)	(34,732)
Foreign currency translation adjustment	3,879	(2,146)
Balance at the end of the year	$ 93,037	$ 83,889